LEASE - Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 169,352	¥ 103,566
Finance lease cost:- Interest on lease liabilities	192,489	144,928
Operating lease cost	85,028	50,702
Short-term lease cost	3,223	1,772
Variable lease cost	(40,189)
Total lease expense	409,903	¥ 300,968
Lease concessions granted	40,142
Variable lease cost (credit) recognized for certain finance leases with floating interest rate	¥ 47